Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	New Energy Systems Group
Entity Central Index Key	0001144320
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	In connection with the completion of the Equity Transfer Agreement, the Company is hereby filing this Amendment No. 1 to the Current Report on Form 8-K to include the requisite pro forma financial information.